Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowance for doubtful accounts	$ 0	$ 0
General partners' capital account, units issued	615,117	615,117	558,674
General partners' capital account, units outstanding	615,117	615,117
Common Units
Limited partners' capital account, units issued	32,694,094	32,694,094	27,194,094
Limited partners' capital account, units outstanding	32,694,094	32,694,094